Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - Accounts Receivable [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable	$ 1,880,421	$ 3,283,118
Less: allowance for expected credit losses	(1,126,653)	(312,482)	$ (94,447)
Accounts receivable, net	2,587,111	4,064,861
Related Party [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable – related parties	$ 1,833,343	$ 1,094,225